Intangible Assets - Summary of Detailed Information About Intangible Assets Other Than Goodwill (Detail) - EUR (€)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure of detailed information about intangible assets [line items]
Beginning Balance	€ 18,058,000
Amortization for the year	1,482,000	€ 1,545,000	€ 1,267,000
Ending Balance	13,336,000	18,058,000
Capitalised development expenditure [member]
Disclosure of detailed information about intangible assets [line items]
Beginning Balance	17,678,000	19,545,000
Impairment for the year	0
Ending Balance	13,074,000	17,678,000	19,545,000
Gross carrying amount [member]
Disclosure of detailed information about intangible assets [line items]
Beginning Balance	22,816,000	21,651,000	18,300,000
Additions	67,000	1,165,000	3,360,000
Disposals			(9,000)
Ending Balance	22,883,000	22,816,000	21,651,000
Gross carrying amount [member] | Capitalised development expenditure [member]
Disclosure of detailed information about intangible assets [line items]
Beginning Balance	21,900,000	20,877,000	17,953,000
Additions	0	1,023,000	2,924,000
Amortization for the year			0
Ending Balance	21,900,000	21,900,000	20,877,000
Gross carrying amount [member] | Software And Licenses [member]
Disclosure of detailed information about intangible assets [line items]
Beginning Balance	916,000	774,000	347,000
Additions	67,000	142,000	436,000
Disposals			(9,000)
Ending Balance	€ 983,000	€ 916,000	€ 774,000